Business combination (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about purchase price allocation [Table Text Block]
Consideration paid	$

Cash(1)	648,385
Issuance of 30,906,594 common shares(2)	445,333
1,093,718

Net assets acquired	$

Cash and cash equivalents	8,707
Other current assets	1,217
Royalty, stream and other interests	1,116,115
Current liabilities	(435)
Deferred income tax liability	(31,886)

1,093,718

(1)	Including the loss on settlement of derivative financial instruments (cash flow hedges) of $18.2 million, net of income taxes of $2.8 million.
(2)

The fair value of the consideration paid in common shares represents the fair value of the shares on July 31, 2017 minus an illiquidity discount to take into account the twelve-month restrictions on their sales.